Debt Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Short-term borrowings	$ 185	$ 52
Long-term debt	2,980	2,939
Deferred Financing Fees	18	23
Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt	$ 675	$ 759
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.51%	3.21%
Other Debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 3	$ 3
Long-term Debt, Weighted Average Interest Rate, at Point in Time	0.59%	1.62%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt	$ 120	$ 0
Long-term Debt, Weighted Average Interest Rate, at Point in Time	4.49%
5% Notes Due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 600	600
4.625% Notes Due 2021 [Member] [Member]
Debt Instrument [Line Items]
Long-term debt	500	500
5.875% Notes due 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	400	400
6.375% Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	700	700
Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities	$ 84	$ 51
Short-term Debt, Weighted Average Interest Rate, at Point in Time	4.51%	3.21%
Trade Receivables Securitization Facility [Member]
Debt Instrument [Line Items]
Short-term borrowings	$ 100	$ 0
Short-term Debt, Weighted Average Interest Rate, at Point in Time	3.37%
Other Debt [Member]
Debt Instrument [Line Items]
Short-term borrowings	$ 1	$ 1
Short-term Debt, Weighted Average Interest Rate, at Point in Time	4.92%	3.71%